Commitments and Contingencies (Details) ₪ in Millions								12 Months Ended
	Dec. 18, 2025 USD ($)	Nov. 06, 2025 USD ($)	Oct. 28, 2025 USD ($) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 ILS (₪)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Commitments and Contingencies [Line Items]
Aggregate investments amount								$ 1,000,000
Payment of royalties								171,000	$ 144,000
Total royalty amount								$ 411,000	$ 541,000
Grants Receivable				$ 357,000		$ 362,000				$ 362,000	₪ 1.2	₪ 1.3
Budget Amount				$ 1,296,000	₪ 4.5	$ 720,000	₪ 2.7
Percentage of research and development cost				30.00%	30.00%					50.00%
Percentage of grant received								100.00%
Replacement term								12 months
TRAILBLAZER HOLDINGS, INC. [Member]
Commitments and Contingencies [Line Items]
Excess amount remain after redemption	$ 3,500,000
PIPE Investment [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Commitments and Contingencies [Line Items]
Other investments	1,000,000
Excess amount remain after redemption	3,500,000
Maximum [Member]
Commitments and Contingencies [Line Items]
Percentage of royalties payable								3.50%
Maximum [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Commitments and Contingencies [Line Items]
Purchase price		$ 106,000,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Percentage of royalties payable								3.00%
Minimum [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Commitments and Contingencies [Line Items]
Purchase price		$ 70,000,000
LifeSci Advisory Agreement [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Commitments and Contingencies [Line Items]
Conversion of stock, shares issued | shares			105,000
Investment advisory fee			$ 1,050,000
Number of days after the closing of the business combination			90 days
Ladenburg Advisory Agreement [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Commitments and Contingencies [Line Items]
Number of days after the closing of the business combination			90 days
PubCo Shares [Member] | Ladenburg Advisory Agreement [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Commitments and Contingencies [Line Items]
Investment advisory fee			$ 1,050,000
Private Placement [Member] | PIPE Investment [Member]
Commitments and Contingencies [Line Items]
Aggregate investments amount								$ 6,000,000
Private Placement [Member] | PIPE Investment [Member] | TRAILBLAZER HOLDINGS, INC. [Member]
Commitments and Contingencies [Line Items]
Aggregate investments amount	$ 6,000,000